Property, Plant and Equipment, Net - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 Property Plant and Equipment USD ($)	Mar. 31, 2013 Property Plant and Equipment INR	Mar. 31, 2012 Property Plant and Equipment INR	Mar. 31, 2011 Property Plant and Equipment INR	Mar. 31, 2013 IRU USD ($)	Mar. 31, 2013 IRU INR	Mar. 31, 2012 IRU INR	Mar. 31, 2011 IRU INR	Mar. 31, 2013 Land and Building USD ($)	Mar. 31, 2013 Land and Building INR	Mar. 31, 2013 Service Life INR	Mar. 31, 2013 Service Life Undersea cables	Mar. 31, 2013 Service Life Undersea cables Scenario, Previously Reported	Mar. 31, 2013 Service Life Batteries	Mar. 31, 2013 Service Life Batteries Scenario, Previously Reported	Mar. 31, 2013 Service Life Cables and Batteries USD ($)	Mar. 31, 2013 Service Life Cables and Batteries INR
Property, Plant and Equipment [Line Items]
Interest expenses	$ 4	191	489	646
Depreciation expense					341	18,541	16,781	12,908	31	1,665	1,485	1,236
Property plant equipment useful life																20 years	15 years	4 years	0.67 years
Change in depreciation																				19	1,020
Decrease of loss per share															3.58
Sale of land and building	40	2,165	207	106									35	1,923
Profit on sale of land and building	37	2,023	31	(489)									35	1,896
Capital lease	24	1,314
Accumulated depreciation on leased asset	$ 18	961